SCHEDULE OF MINIMUM LEASE PAYMENTS (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 05, 2019	Sep. 13, 2017
Right To Use Assets And Lease Liability
Year One	$ 50,928
Year Two	52,278	$ 42,242		$ 42,000	$ 39,200
Year Three	8,644	8,644		$ 44,800	$ 42,000
Year Four	5,763	8,644
Year Five		5,763
Total lease payments	117,613	65,294
Less: amount representing interest	(10,169)	(5,397)
Total lease obligations	107,444	59,897	$ 104,124
Less: current portion of operating lease liability	(52,708)	(39,200)	(44,577)
Long-term portion operating lease liability	$ 54,736	$ 20,697	$ 59,897